GOODWILL	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL
9.	GOODWILL

At December 31, 2012 and 2013, goodwill was RMB1,504,278 and RMB1,504,278 (US$248,489), respectively.

As part of the distribution of the distributed entities to shareholders on June 30, 2011 (Note 14), goodwill was allocated between the continuing operations and discontinued operations using a relative fair value approach in accordance with ASC 350-20, Goodwill and Other Intangible Assets. The remaining goodwill was assessed for impairment as of December 31, 2012 and 2013. No impairment loss was recognized in any of the years presented.